Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (20,245)	₨ 7,178	₨ 12,955
Remeasurements of the net defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	146	0	(10)
- change in financial assumptions	(402)	(9,342)	(12,015)
- experience variance	21,146	2,165	(929)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,172	1,999	2,138
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 22,062	₨ (5,178)	₨ (10,816)